Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

C5     Intangible assets

C5.1  Goodwill

	31 Dec 2018 £m			31 Dec 2017 £m
	Attributable to:
	Shareholders	With-profits	Total	Total
Carrying value at beginning of year	1,458	24	1,482	1,628
Acquisition of TMB Asset Management Co., Ltd. in Thailand (see note D1.2)	181	—	181	—
Other additions in the year (see below)	—	195	195	9
Disposals/reclassifications to held for sale	—	(10)	(10)	(155)
Exchange differences	12	(3)	9	—
Carrying value at end of year	1,651	206	1,857	1,482

Comprising:
M&G – attributable to shareholders	1,153	1,153
Other – attributable to shareholders	498	305
Goodwill – attributable to shareholders	1,651	1,458
Venture fund investments – attributable to with-profits funds	206	24
	1,857	1,482

During 2018, the UK with-profits fund, via its venture fund holdings managed by M&GPrudential asset management, made a small number of acquisitions that are consolidated by the Group resulting in an addition to goodwill of £195 million. As these transactions are within the with-profits fund, they have no impact on shareholders’ profit or equity for the year ended 31 December 2018. The impact on the Group’s consolidated revenue, including investment returns, is not material. Had the acquisitions been effected at 1 January 2018, the revenue and profit of the Group for 2018 would not have been materially different.

Impairment testing

Goodwill does not generate cash flows independently of other groups of assets and thus is assigned to cash-generating units for the purposes of impairment testing. These cash-generating units are based upon how management monitors the business and represent the lowest level to which goodwill can be allocated on a reasonable basis.

Assessment of whether goodwill may be impaired

Goodwill is tested for impairment by comparing the cash-generating unit’s carrying amount, including any goodwill, with its recoverable amount. The Group’s methodology of assessing whether goodwill may be impaired for acquired life and asset management operations is discussed below:

M&G

The recoverable amount for the M&G business (which is part of the UK and Europe operating segment) has been determined by calculating the value in use of M&G Group Limited and its subsidiaries (considered to be a cash-generating unit during 2018). This has been calculated by aggregating the present value of future cash flows expected to be derived from the M&G business.

The discounted cash flow valuation has been based on a three-year plan prepared by M&G, and approved by management, and cash flow projections for later years.

The value in use is particularly sensitive to a number of key assumptions as follows:

–The set of economic, market and business assumptions used to derive the three-year plan. The direct and secondary effects of recent developments, such as changes in global equity markets and trends in fund flows, are considered by management in arriving at the expectations for the final projections for the plan;

–The assumed growth rate on forecast cash flows beyond the terminal year of the plan after considering expected future and past growth rates. A growth rate of 1.7 per cent (2017: 1.7 per cent) has been used to extrapolate beyond the plan period;

–The risk discount rate. Differing discount rates have been applied in accordance with the nature of the individual component businesses. For the most material component retail and institutional business, a risk discount rate of 12 per cent (2017: 12 per cent) has been applied to post-tax cash flows. The pre-tax risk discount rate was 15 per cent (2017: 15 per cent); and

–That asset management contracts continue on similar terms.

Management believes that any reasonable change in the key assumptions would not cause the recoverable amount of M&G to fall below its carrying amount.

Other goodwill attributable to shareholders

Other goodwill attributable to shareholders represents amounts allocated to entities in Asia in respect of both acquired asset management and life businesses. The goodwill in respect of asset management businesses at 31 December 2018 comprised mainly the goodwill arising from the acquisition of TMB Asset Management Co., Ltd. in Thailand during the year (see note D1.2). At 31 December 2018, the recoverable amount of this business has been determined by using a discounted cash flow valuation.

For acquired life businesses, the Company routinely compares the aggregate of net asset value and acquired goodwill on an IFRS basis of acquired life business with the value of the current in-force business as determined using the EEV methodology. Any excess of IFRS over EEV carrying value is then compared with EEV basis value of current and projected future new business to determine whether there is any indication that the goodwill in the IFRS statement of financial position may be impaired. The methodology and assumptions underpinning the Group’s EEV basis of reporting are included in the EEV basis supplementary information in this Annual Report.

Venture fund investments

Goodwill for venture fund investments is tested for impairment by comparing the business’s carrying value, including goodwill to its recoverable amount (fair value less costs to sell). The accumulated impairment of goodwill as at 31 December 2018 was £4.7 million (31 December 2017: nil), wholly attributable to with-profits funds.

C5.2  Deferred acquisition costs and other intangible assets

	31 Dec 2018 £m	31 Dec 2017 £m
Deferred acquisition costs and other intangible assets attributable to shareholdersnote (i)	11,784	10,866
Other intangible assets, including computer software, attributable to with-profits funds	139	145
Total of deferred acquisition costs and other intangible assets	11,923	11,011

(i)    Deferred acquisition costs and other intangible assets attributable to shareholders

Total deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	31 Dec 2018 £m	31 Dec 2017 £m
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	10,017	9,170
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	78	63
Deferred acquisition costs related to insurance and investment contractsnote (ii)	10,095	9,233
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	34	36
Distribution rights and other intangibles	1,655	1,597
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	1,689	1,633
Total of deferred acquisition costs and other intangible assetsnote (a)	11,784	10,866

Notes

(a)  Total deferred acquisition costs and other intangible assets can be further analysed by business operations as follows:

	31 Dec 2018 £m						31 Dec 2017 £m
	Deferred acquisition costs

			UK and	All	PVIF and
	Asia	US	Europe	asset	other
	insurance	insurance	insurance	management	intangibles*	Total	Total
		note (b)
Balance at 1 January	946	8,197	84	6	1,633	10,866	10,755
Additions	419	569	15	15	230	1,248	1,240
Amortisation to the income statement:note (c)†
Adjusted IFRS operating profit based on longer-term investment returns	(148)	(683)	(11)	(3)	(179)	(1,024)	(709)
Non-operating profit	—	(114)	—	—	(4)	(118)	455
	(148)	(797)	(11)	(3)	(183)	(1,142)	(254)
Disposals and transfers	—	—	—	—	(14)	(14)	—
Exchange differences and other movements	47	512	(2)	—	23	580	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation’s available-for-sale securities recognised within other comprehensive income†	—	246	—	—	—	246	(76)
Balance at 31 December	1,264	8,727	86	18	1,689	11,784	10,866

*       PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of £34 million, amortisation of £32 million, foreign exchange losses of £7 million and a balance at 31 December 2018 of £62 million.

†       Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance, of the Financial Accounting Standards Board whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (2017: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items (see note C7.3(iv)).

(b)  The DAC amount in respect of US insurance operations comprises amounts in respect of:

	31 Dec 2018 £m	31 Dec 2017 £m
Variable annuity business	8,477	8,208
Other business	299	278
Cumulative shadow DAC (for unrealised gains booked in other comprehensive income)*	(49)	(289)
Total DAC for US operations	8,727	8,197

*       *A gain of £246 million (2017: a loss of £(76) million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the negative unrealised valuation movement in 2018 of £1,617 million (2017: positive unrealised valuation movement of £617 million). These adjustments reflect movement from period to period, in the changes to the pattern of reported gross profits that would have occurred if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 31 December 2018, the cumulative shadow DAC balance as shown in the table above was negative £49 million (31 December 2017: negative £289 million).

(c)     Sensitivity of amortisation charge

The amortisation charge to the income statement is reflected in both adjusted IFRS operating profit based on longer-term investment returns and short-term fluctuations in investment returns. The amortisation charge to adjusted IFRS operating profit based on longer-term investment returns in a reporting period comprises:

—  A core amount that reflects a relatively stable proportion of underlying premiums or profit; and

—  An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor feature of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In 2018, the DAC amortisation charge for adjusted IFRS operating profit based on longer-term investment returns of US insurance operations was determined after including a debit for accelerated amortisation of £194 million (2017: credit for decelerated amortisation of £86 million). The acceleration arising in 2018 reflects a mechanical increase in the projected separate account return for the next five years under the mean-reversion technique. Under this technique the projected level of return for each of the next five years is adjusted so that in combination with the actual rates of return for the preceding three years (including the current period) the assumed long-term annual separate account return of 7.4 per cent is realised on average over the entire eight-year period. The acceleration in DAC amortisation in 2018 is driven both by the actual separate return in the year being lower than that assumed and by the lower than expected return in 2015 falling out of the eight-year period in effect reversing the deceleration experienced in 2015 under the mean reversion formula.

The application of the mean reversion formula (described in note A3.1) has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 31 December 2018, it would take approximate movements in separate account values of more than either negative 22 per cent or positive 57 per cent (31 December 2017: negative 32 per cent or positive 37 per cent) for the mean reversion assumption to move outside the corridor.

(ii)   Deferred acquisition costs related to insurance and investment contracts

The movements in deferred acquisition costs relating to insurance and investment contracts are as follows:

	2018 £m		2017 £m
		Investment		Investment
	Insurance	management	Insurance	management
	contracts	note	contracts	note
DAC at 1 January	9,170	63	9,114	64
Additions	991	26	1,000	11
Amortisation	(947)	(11)	(77)	(12)
Exchange differences	557	—	(791)	—
Change in shadow DAC related to movement in unrealised appreciation of Jackson’s securities classified as available-for-sale	246	—	(76)	—
DAC at 31 December	10,017	78	9,170	63

Note

All of the additions are through internal development. The carrying amount of the balance comprises the following gross and accumulated amortisation amounts:

	2018 £m	2017 £m
Gross amount	181	156
Accumulated amortisation	(103)	(93)
Net book amount	78	63

(iii)   Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders

	2018 £m				2017 £m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)	note (c)		note (a)	note (b)	note (c)
At 1 January
Cost	227	1,793	363	2,383	226	1,628	321	2,175
Accumulated amortisation	(191)	(312)	(247)	(750)	(183)	(196)	(219)	(598)
	36	1,481	116	1,633	43	1,432	102	1,577
Additions	—	181	49	230	—	173	56	229
Amortisation charge	(4)	(142)	(37)	(183)	(7)	(121)	(37)	(165)
Disposals and transfers	—	—	(14)	(14)	—	—	—	—
Exchange differences and other movements	2	18	3	23	—	(3)	(5)	(8)
At 31 December	34	1,538	117	1,689	36	1,481	116	1,633
Comprising:
Cost	232	1,999	313	2,544	227	1,793	363	2,383
Accumulated amortisation	(198)	(461)	(196)	(855)	(191)	(312)	(247)	(750)
	34	1,538	117	1,689	36	1,481	116	1,633

Notes

(a)  All of the PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised. Amortisation is charged over the period of provision of asset management services as those profits emerge.

(b)  Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

(c)  Software is amortised over its useful economic life, which generally represents the licence period of the software acquired.